Other Intangible Assets	12 Months Ended
Dec. 31, 2023
Other Intangible Assets
Other Intangible Assets

Note 14.  Other Intangible Assets

	Technology	Software	Others	Total

	(in thousands)
Cost
Balance at January 1, 2022	$13,171	5,664	3,423	22,258
Additions	—	331	—	331
Disposals	—	(8)	—	(8)
Disposal of subsidiary	(6,282)	—	(2,182)	(8,464)
Effect of exchange rate changes	—	(18)	(69)	(87)
Balance at December 31, 2022	6,889	5,969	1,172	14,030
Additions	—	115	—	115
Consolidation through obtaining control of subsidiary	—	1	—	1
Effect of exchange rate changes	—	(3)	—	(3)
Balance at December 31, 2023	$6,889	6,082	1,172	14,143

Accumulated Amortization
Balance at January 1, 2022	$9,891	5,233	517	15,641
Amortization for the year	887	323	168	1,378
Disposals	—	(8)	—	(8)
Disposal of subsidiary	(3,889)	—	(139)	(4,028)
Effect of exchange rate changes	—	(17)	(30)	(47)
Balance at December 31, 2022	6,889	5,531	516	12,936
Amortization for the year	—	273	121	394
Effect of exchange rate changes	—	(3)	—	(3)
Balance at December 31, 2023	$6,889	5,801	637	13,327

Carrying amounts
At December 31, 2022	$—	438	656	1,094
At December 31, 2023	$—	281	535	816

Others in other intangible assets includes the acquired trademark $1,800 thousand with an indefinite useful life. The Company derecognized the trademark $1,800 thousand with the disposal of subsidiary in October 2022.

Other intangible assets were amortized on a straight-line basis over their estimated useful lives as follows:

Technology	7	years
Software	2-10	years
Others (except for trademark)	7-15	years